Long-term debt - Convertible debentures (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 29, 2025 $ / shares	Mar. 20, 2019 CAD ($) $ / shares	Feb. 28, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
Repayments of convertible debt				$ 1,357	$ 0
Debt issuance costs, net				8,337	2,596
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross				$ 55,000	129,106
Convertible debentures | 5.50% convertible debentures
Debt Instrument [Line Items]
Interest rate	5.50%			5.50%
Long-term debt, gross				$ 0	74,106
Conversion price (in CAD per share) | $ / shares	$ 24.23
Conversion ratio	1.00886
Debt conversion, principal amount			$ 72,749
Debt conversion, common shares (in shares) | shares			3,002,231
Repayments of convertible debt			$ 1,357
Unamortized deferred financing costs derecognized			$ 1,912
Convertible debentures | 5.00% convertible debentures
Debt Instrument [Line Items]
Interest rate		5.00%		5.00%
Long-term debt, gross				$ 55,000	$ 55,000
Conversion price (in CAD per share) | $ / shares		$ 25.02
Redemption price as a percentage of the principal amount		101.00%
Debt issuance costs, net		$ 80
Convertible debentures | 5.00% convertible debentures | Maximum
Debt Instrument [Line Items]
Conversion price (in CAD per share) | $ / shares		$ 0.12